Cover	Nov. 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2025
Registrant Name	Charlotte’s Web Holdings, Inc.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56364
Entity Tax Identification Number	98-1508633
Entity Address, Postal Zip Code	80027
Entity Address, Address Line One	700 Tech Court
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Local Phone Number	617-7303
City Area Code	(720)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0001750155